Notes Payable (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2018	May 31, 2020	Jun. 30, 2020	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2016
Converted Account Payable to Promissory Note [Member]
Notes Payable (Details) [Line Items]
Interest Expense, Debt					$ 489	$ 489	$ 6,586
Interest Payable, Current			$ 0			0
Debt Instrument, Face Amount								$ 131,722
Debt Instrument, Interest Rate, Stated Percentage								5.00%
The 2018 Convertible Notes [Member]
Notes Payable (Details) [Line Items]
Interest Expense, Debt						43,712	$ 53,564
Interest Payable, Current						$ 16,650
Debt Conversion, Original Debt, Amount		$ 116,693		$ 200,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)				32,982	37,301	8,394
Repayments of Convertible Debt		396,044
Debt Instrument, Face Amount	$ 895,000
Debt Instrument, Interest Rate, Stated Percentage	9.00%
Debt Instrument, Convertible, Beneficial Conversion Feature	$ 895,000
Debt Instrument, Unamortized Discount						$ 191,461
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 6.40
The 2018 Convertible Notes [Member] | Conversion Discount [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount		31,625
The 2018 Convertible Notes [Member] | Principal [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount		125,000			$ 235,000
Repayments of Convertible Debt		420,000
The 2018 Convertible Notes [Member] | Accrued Interest [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount		23,318			$ 3,723
Repayments of Convertible Debt		94,419
2020 Convertible Notes [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount		$ 143,640
Debt Instrument, Face Amount			$ 3,100,000
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Debt Instrument, Convertible, Beneficial Conversion Feature			$ 182,000
Debt Issuance Costs, Gross			324,000
Debt Instrument, Unamortized Discount			$ 506,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)			$ 5.76
Number of Units (in Shares)			268,767
Unite, Exercise Price (in Dollars per share)			$ 8.00
Unit, Description			one share of common stock and one warrant to purchase common stock at an exercise price of $9.60 per share
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 9.60
Warrants and Rights Outstanding, Term			5 years
Proceeds from Issuance of Long-term Debt			$ 3,100,000
2020 Convertible Notes [Member] | Purchase Option Fair Value [Member]
Notes Payable (Details) [Line Items]
Proceeds from Issuance of Long-term Debt			$ 1,700,000
Placement Agent Warrants [Member] | 2020 Convertible Notes [Member]
Notes Payable (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 5.76
Class of Warrant or Right, Granted (in Shares)			6,750